Investment properties (Details 4) - Level 3 [Member] - Shopping Malls [Member]	12 Months Ended
	Jun. 30, 2023 ARS ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 ARS ($)	Jun. 30, 2021 ARS ($)
Statement [Line Items]
Discount rate	15.25%	15.25%	14.53%	13.53%
Discount rate, increase	$ (3,757,000,000)		$ (4,667,000,000)	$ (4,787,000,000)
Discount rate, decrease	$ 4,024,000,000		$ 5,019,000,000	$ 5,172,000,000
Discount perpetually rate	14.20%	14.20%	14.53%	13.53%
Discount perpetually rate, increase		$ (8,848)	$ (7,974)	$ (8,788)
Discount perpetually rate, decrease		$ 10,891	$ 9,835	$ 11,051
Growth rate	2.40%	2.40%	2.40%	2.40%
Growth rate, increase	$ 6,710,000,000		$ 5,683,000,000	$ 6,217,000,000
Growth rate, decrease	(5,662,000,000)		(4,816,000,000)	(5,204,000,000)
Increase in inflation	24,052,000,000		22,670,000,000	28,886,000,000
Decrease in inflation	(21,969,000,000)		(18,764,000,000)	(23,826,000,000)
Devaluation, increase	(16,082,000,000)		(16,725,000,000)	(15,403,000,000)
Devaluation, decrease	$ 17,690,000,000		$ 20,441,000,000	$ 18,824,000,000